GUARANTOR FINANCIAL INFORMATION - Condensed Consolidating Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012		Sep. 30, 2012	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 139.3		$ 116.3		$ 45.2	$ 101.7		$ 76.7	$ 54.5
Trade receivables, less allowances for doubtful accounts	194.1		216.0			212.0
Inventories	142.2		114.7			111.0
Deferred income taxes - current	50.0		48.5			49.6
Prepaid expenses and other	51.3		45.4
Property, plant and equipment, net	102.7		99.5			98.9
Deferred income taxes - noncurrent	181.2		203.1			221.4
Goodwill	217.9		217.8			194.7		182.7
Intangible assets, net	64.7		68.8			29.2
Other assets	101.9		92.5			80.0
Total assets	1,336.3		1,297.7			1,206.1
LIABILITIES AND STOCKHOLDER'S DEFICIENCY
Short-term borrowings	6.6		5.0			5.9
Current portion of long-term debt	0	[1]	21.5	[1],[2]		8.0	[2]
Current portion of long-term debt - affiliates	48.6	[3]	48.6	[3]		0
Accounts payable	103.4		101.8			89.0
Accrued expenses and other	224.8		264.7			230.0
Long-term debt	1,228.2		1,145.8			1,107.0
Long-term debt - affiliates			0			107.0
Other long-term liabilities	56.3		53.3			55.3
Stockholder's deficiency	(541.7)		(576.7)			(641.6)		(657.1)	(993.8)
Total liabilities and stockholder's deficiency	1,336.3		1,297.7			1,206.1
Products Corporation [Member]
ASSETS
Cash and cash equivalents	103.7		59.1		10.3	57.7		20.5	27.4
Trade receivables, less allowances for doubtful accounts	85.0		96.2			107.1
Inventories	91.7		74.1			68.3
Deferred income taxes - current	39.2		38.2			40.0
Prepaid expenses and other	110.9		92.1			78.3
Intercompany receivables	963.6		947.9			907.6
Investment in subsidiaries	(64.4)		(94.6)			(164.2)
Property, plant and equipment, net	91.3		86.9			85.2
Deferred income taxes - noncurrent	169.4		189.9			206.9
Goodwill	185.8		150.6			150.6
Intangible assets, net	58.5		0.9			0.9
Other assets	75.0		63.5			52.7
Total assets	1,909.7		1,704.8			1,591.1
LIABILITIES AND STOCKHOLDER'S DEFICIENCY
Short-term borrowings	0		0
Current portion of long-term debt	0		21.5			8.0
Current portion of long-term debt - affiliates	48.6		48.6
Accounts payable	73.7		62.2			56.0
Accrued expenses and other	140.7		155.7			150.8
Intercompany payables	742.3		614.6			559.0
Long-term debt	1,228.2		1,145.8			1,107.0
Long-term debt - affiliates						107.0
Other long-term liabilities	217.9		233.1			244.9
Total liabilities	2,451.4		2,281.5			2,232.7
Stockholder's deficiency	(541.7)		(576.7)			(641.6)
Total liabilities and stockholder's deficiency	1,909.7		1,704.8			1,591.1
Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	0.1		0		0	0.1		0.1	0.4
Trade receivables, less allowances for doubtful accounts	22.8		23.1			18.2
Inventories	11.0		6.1			8.4
Deferred income taxes - current	0		0
Prepaid expenses and other	6.4		4.7			4.2
Intercompany receivables	611.5		488.2			445.5
Investment in subsidiaries	(156.9)		(190.0)			(193.0)
Property, plant and equipment, net	0.6		0.5			0.9
Deferred income taxes - noncurrent	0		0
Goodwill	30.0		65.2			42.2
Intangible assets, net	0.3		61.3			21.7
Other assets	1.9		3.5			2.8
Total assets	527.7		462.6			351.0
LIABILITIES AND STOCKHOLDER'S DEFICIENCY
Short-term borrowings	4.9		5.0			3.6
Current portion of long-term debt	0		0
Current portion of long-term debt - affiliates	0		0
Accounts payable	5.8		5.1			3.9
Accrued expenses and other	11.9		13.8			10.8
Intercompany payables	687.2		650.7			609.9
Long-term debt	0		0
Long-term debt - affiliates
Other long-term liabilities	3.6		6.2			5.3
Total liabilities	713.4		680.8			633.5
Stockholder's deficiency	(185.7)		(218.2)			(282.5)
Total liabilities and stockholder's deficiency	527.7		462.6			351.0
Non-Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	35.5		57.2		34.9	43.9		56.1	26.7
Trade receivables, less allowances for doubtful accounts	86.3		96.7			86.7
Inventories	39.5		34.5			34.3
Deferred income taxes - current	10.8		10.3			9.6
Prepaid expenses and other	25.0		23.7			25.1
Intercompany receivables	429.7		408.0			362.4
Investment in subsidiaries	0		0
Property, plant and equipment, net	10.8		12.1			12.8
Deferred income taxes - noncurrent	11.8		13.2			14.5
Goodwill	2.1		2.0			1.9
Intangible assets, net	5.9		6.6			6.6
Other assets	25.0		25.5			24.5
Total assets	682.4		689.8			622.3
LIABILITIES AND STOCKHOLDER'S DEFICIENCY
Short-term borrowings	1.7		0			2.3
Current portion of long-term debt	0		0
Current portion of long-term debt - affiliates	0		0
Accounts payable	23.9		34.5			29.1
Accrued expenses and other	72.2		95.2			68.4
Intercompany payables	575.3		578.8			546.6
Long-term debt	0		0
Long-term debt - affiliates
Other long-term liabilities	44.9		47.7			50.6
Total liabilities	718.0		756.2			697.0
Stockholder's deficiency	(35.6)		(66.4)			(74.7)
Total liabilities and stockholder's deficiency	682.4		689.8			622.3
Eliminations [Member]
ASSETS
Cash and cash equivalents	0		0		0	0		0	0
Trade receivables, less allowances for doubtful accounts	0		0
Inventories	0		0
Deferred income taxes - current	0		0
Prepaid expenses and other	0		0
Intercompany receivables	(2,004.8)		(1,844.1)			(1,715.5)
Investment in subsidiaries	221.3		284.6			357.2
Property, plant and equipment, net	0		0
Deferred income taxes - noncurrent	0		0
Goodwill	0		0
Intangible assets, net	0		0
Other assets	0		0
Total assets	(1,783.5)		(1,559.5)			(1,358.3)
LIABILITIES AND STOCKHOLDER'S DEFICIENCY
Short-term borrowings	0		0
Current portion of long-term debt	0		0
Current portion of long-term debt - affiliates	0		0
Accounts payable	0		0
Accrued expenses and other	0		0
Intercompany payables	(2,004.8)		(1,844.1)			(1,715.5)
Long-term debt	0		0
Other long-term liabilities	0		0
Total liabilities	(2,004.8)		(1,844.1)			(1,715.5)
Stockholder's deficiency	221.3		284.6			357.2
Total liabilities and stockholder's deficiency	(1,783.5)		(1,559.5)			(1,358.3)
Consolidated [Member]
ASSETS
Cash and cash equivalents	139.3		116.3		45.2	101.7		76.7	54.5
Trade receivables, less allowances for doubtful accounts	194.1		216.0			212.0
Inventories	142.2		114.7			111.0
Deferred income taxes - current	50.0		48.5			49.6
Prepaid expenses and other	142.3		120.5			107.6
Intercompany receivables	0		0
Investment in subsidiaries	0		0
Property, plant and equipment, net	102.7		99.5			98.9
Deferred income taxes - noncurrent	181.2		203.1			221.4
Goodwill	217.9		217.8			194.7
Intangible assets, net	64.7		68.8			29.2
Other assets	101.9		92.5			80.0
Total assets	1,336.3		1,297.7			1,206.1
LIABILITIES AND STOCKHOLDER'S DEFICIENCY
Short-term borrowings	6.6		5.0			5.9
Current portion of long-term debt	0		21.5			8.0
Current portion of long-term debt - affiliates	48.6		48.6
Accounts payable	103.4		101.8			89.0
Accrued expenses and other	224.8		264.7			230.0
Intercompany payables	0		0
Long-term debt	1,228.2		1,145.8			1,107.0
Long-term debt - affiliates						107.0
Other long-term liabilities	266.4		287.0			300.8
Total liabilities	1,878.0		1,874.4			1,847.7
Stockholder's deficiency	(541.7)		(576.7)			(641.6)
Total liabilities and stockholder's deficiency	$ 1,336.3		$ 1,297.7			$ 1,206.1

[1]	In February 2013, Products Corporation consummated an amendment (the "February 2013 Term Loan Amendments") to its third amended and restated term loan agreement dated as of May 19, 2011 (as amended, the "2011 Term Loan Agreement" or the "2011 Term Loan Facility") for its 6.5-year term loan due November 19, 2017 (the "2011 Term Loan"). Refer to "Recent Debt Transactions - Term Loan Amendments - (i) February 2013 Term Loan Amendments" below for further discussion.
[2]	The Company classified $21.5 million of long-term debt as a current liability, which is comprised of the Company's regularly scheduled $2.0 million principal repayment due on March 31, 2013 as well as the required "excess cash flow" payment (as defined under the 2011 Term Loan Agreement) to be made in 2013. (See below under "2011 Credit Agreements").
[3]	For detail regarding Products Corporation's Amended and Restated Senior Subordinated Term Loan (the "Amended and Restated Senior Subordinated Term Loan"), consisting of (i) the $58.4 million principal amount which remains owing from Products Corporation to various third parties (the "Non-Contributed Loan"), which matures on October 8, 2014, and (ii) the $48.6 million principal amount which, at September 30, 2013 was due from Products Corporation to Revlon, Inc. (the "Contributed Loan"), and which Products Corporation repaid to Revlon, Inc. at maturity on October 8, 2013, see Note 10, "Long-Term Debt," to the Consolidated Financial Statements in the Company's 2012 Form 10-K.